Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2020	December 31, 2019	December 31, 2018
Office equipment, fixtures and furniture	$514	$9	$8
Less: accumulated depreciation and amortization	(5)	(3)	(1)
Total	$509	$6	$7